Note 18 - Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	December 31, 2016
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$6,590	$--	$6,590	$--
Federal Home Loan Mortgage Corporation mortgage-backed securities	1,871	--	1,871	--
Federal National Mortgage Association mortgage-backed securities	740	--	740	--
Debt securities, U.S. government agency	354	--	354	--
Total investment securities available for sale	$9,555	$--	$9,555	$--
Total recurring fair value measurements	$9,555	$--	$9,555	$--

Nonrecurring fair value measurements
Impaired loans	$1,895	$--	$-	$1,895
Other real estate owned	435	--	-	435
Total nonrecurring fair value measurements	$2,330	$--	$-	$2,330
	December 31, 2015
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$1,990	$--	$1,990	$--
Federal Home Loan Mortgage Corporation mortgage-backed securities	1,015	--	1,015	--
Total investment securities available for sale	$3,005	$--	$3,005	$--
Total recurring fair value measurements	$3,005	$--	$3,005	$--

Nonrecurring fair value measurements
Impaired loans	$1,151	$--	$--	$1,151
Other real estate owned	1,410	--	--	1,410
Total nonrecurring fair value measurements	$2,561	$--	$--	$2,561

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	December 31, 2016
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$1,895	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	22%	(2%)

Other real estate owned	$435	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	29%	(12%)
	December 31, 2015
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$1,151	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	25%	(3%)

Other real estate owned	$1,410	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	29%	(5%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
			Fair Value Measurements at
			December 31, 2016
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$9,300	$9,300	$9,300	$--	$--
Investment in interest-earning time deposits	6,098	6,163	--	--	6,163
Investment securities available for sale	9,555	9,555	--	9,555	--
Loans held for sale	4,712	4,879	--	4,879	--
Loans receivable, net	176,807	177,870	--	--	177,870
Accrued interest receivable	862	862	862	--	--
Investment in FHLB stock	713	713	713	--	--
Bank-owned life insurance	3,728	3,728	3,728	--	--

Financial Liabilities
Deposits	177,007	179,050	39,939	--	139,111
FHLB short-term borrowings	7,000	7,000	7,000	--	--
FHLB long-term borrowings	8,500	8,507	--	--	8,507
Accrued interest payable	142	142	142	--	--
			Fair Value Measurements at
			December 31, 2015
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$17,206	$17,206	$17,206	$--	$--
Investment in interest-earning time deposits	6,136	6,206	--	--	6,206
Investment securities available for sale	3,005	3,005	--	3,005	--
Loans held for sale	5,064	5,244	--	5,244	--
Loans receivable, net	143,305	145,134	--	--	145,134
Accrued interest receivable	983	983	983	--	--
Investment in FHLB stock	618	618	618	--	--
Bank-owned life insurance	3,638	3,638	3,638	--	--

Financial Liabilities
Deposits	149,229	150,644	33,438	--	117,206
FHLB short-term borrowings	6,000	6,000	6,000	--	--
FHLB long-term borrowings	7,500	7,479	--	--	7,479
Accrued interest payable	123	123	123	--	--